Commitments and Contingent Liabilities (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	$ 16,905
Operating Leases, Future Minimum Payments, Due in Two Years	10,862
Operating Leases, Future Minimum Payments, Due in Three Years	8,434
Operating Leases, Future Minimum Payments, Due in Four Years	5,638
Operating Leases, Future Minimum Payments, Due in Five Years	4,466
Operating Leases, Future Minimum Payments, Due Thereafter	15,489
Sublease Income [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	827
Operating Leases, Future Minimum Payments, Due in Two Years	827
Operating Leases, Future Minimum Payments, Due in Three Years	776
Operating Leases, Future Minimum Payments, Due in Four Years	160
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments, Due Thereafter	$ 0